Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

		$ million
	2021	2020
Cash	9,101	6,235
Triparty repos and term bank deposits	15,655	17,368
Cash equivalents (excluding triparty repos and term bank deposits)	5,925	7,508
	30,681	31,111
Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; deposits of three months or less with banks and similar institutions; money market funds and commercial paper. The carrying amounts of cash, triparty repos and term bank deposits approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2021 includes $4,740 million (2020 $1,917 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $4,668 million (2020 $3,890 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.